Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 55,975	$ 44,679
Accumulated depreciation	(34,770)	(24,963)
Total property and equipment, net	21,205	19,716
Computer Hardware and Software [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	31,966	27,365
Office Furniture and Fixture [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	21,882	15,255
Buildings [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,086	2,018
Land [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 41	$ 41